Income Taxes - Schedule of Income Before Income Tax, Domestic and Foreign (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loss before income taxes	$ (5,678,419)	$ (7,912,512)
U.S [Member]
Loss before income taxes	(5,171,150)	(5,654,598)
International [Member]
Loss before income taxes	$ (507,269)	$ (2,257,914)